Document And Entity Information	9 Months Ended
Sep. 30, 2022
Document Information Line Items
Entity Registrant Name	ENTREPRENEUR UNIVERSE BRIGHT GROUP
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Entrepreneur Universe Bright Group is filing this amendment (this “Amendment No. 1”) to its registration statement on Form S-1 (File No. 333-269219) as an exhibits-only filing (including filing the eXtensible Business Reporting Language (XBRL) exhibits). No change has been made to the preliminary prospectus constituting Part I of this Registration Statement.
Entity Central Index Key	0001171326
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	NV